Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2020